Note 11 - Other Borrowed Money - Outstanding Borrowings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	May 01, 2019
FHLB Advances		$ 44,000
Revolving Credit	$ 0	0
Total other borrowings	$ 61,563	$ 44,000
Revolving Credit Facility [Member]
Maturity date	May 21, 2021
Revolving Credit	$ 5,313
Interest rate	5.15%
Term Note [Member]
Maturity date	May 24, 2025
Term Note	$ 9,250
Debt Instrument, Interest Rate, Stated Percentage	4.70%		4.70%
FHLB Advances Due March 23, 2020 [Member]
Maturity date	Mar. 23, 2020	Mar. 23, 2020
FHLB Advances	$ 2,500	$ 2,500
Interest rate	2.17%	2.17%
FHLB Advances Due November 19, 2019 [Member]
Maturity date		Nov. 19, 2019
FHLB Advances		$ 5,000
Interest rate		1.77%
FHLB Advances Due June 1, 2020 [Member]
Maturity date	Jun. 01, 2020
FHLB Advances	$ 1,000
Interest rate	1.65%
FHLB Advances Due August 15, 2022 [Member]
Maturity date	Aug. 15, 2022	Aug. 15, 2022
FHLB Advances	$ 18,000	$ 18,000
Interest rate	2.69%	2.69%
FHLB Advances Due February 3, 2023 [Member]
Maturity date	Feb. 03, 2023	Feb. 03, 2023
FHLB Advances	$ 3,000	$ 3,000
Interest rate	3.51%	3.51%
FHLB Advances Due August 15, 2025 [Member]
Maturity date	Aug. 15, 2025	Aug. 15, 2025
FHLB Advances	$ 4,500	$ 4,500
Interest rate	2.62%	2.62%
FHLB Advances Due August 24, 2026 [Member]
Maturity date	Aug. 24, 2026	Aug. 24, 2026
FHLB Advances	$ 3,000	$ 3,000
Interest rate	1.27%	1.27%
FHLB Advances Due August 23, 2023 [Member]
Maturity date		Aug. 23, 2023
FHLB Advances		$ 3,000
Interest rate		0.98%
FHLB Advances Due March 21, 2028 [Member]
Maturity date	Mar. 21, 2028	Mar. 21, 2028
FHLB Advances	$ 5,000	$ 5,000
Interest rate	2.67%	2.67%
FHLB Advances Due July 30, 2029 [Member]
Maturity date	Jul. 30, 2029
FHLB Advances	$ 10,000
Interest rate	1.01%
Advances, Term Note, and Revolving Credit [Member]
Interest rate	2.86%	2.39%